Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024 [1]	Dec. 31, 2024
Empower Large Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Growth Fund (Institutional Class/MXGSX)
Average Annual Return, Percent	25.93%	17.48%		15.97%
Empower Large Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Growth Fund (Investor Class/MXLGX)
Average Annual Return, Percent	25.44%	17.09%			15.41%
Empower Large Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Institutional Class/MXVHX)
Average Annual Return, Percent	15.86%	10.70%		9.80%
Empower Large Cap Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Investor Class/MXEQX)
Average Annual Return, Percent	15.38%	10.30%			9.16%
Empower Large Cap Value Fund - Investor II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Investor II Class/MXHAX)
Average Annual Return, Percent	15.51%	10.47%	11.48%
Empower S&P 500® Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P 500® Index Fund (Institutional Class/MXKWX)
Average Annual Return, Percent	24.86%	14.37%		13.16%
Empower S&P 500® Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P 500® Index Fund (Investor Class/MXVIX)
Average Annual Return, Percent	24.33%	13.94%			12.50%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	24.51%	14.28%	15.37%	13.07%	12.87%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	14.53%		13.35%	13.10%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	33.36%	18.96%		16.87%	16.78%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	14.37%	8.68%	9.69%	8.76%	8.49%

[1]	Institutional Class inception date was May 1, 2015.
[2]	Investor Class II inception date was October 25, 2019.